UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      December 31, 2007
Ended:
                                             -----------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
  This Amendment (Check only one.): [ ]   is a restatement.
                                    [ ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Strata Capital Management, LP
             -------------------------------------------------
             -------------------------------------------------

Form 13F File Number:
28-                               N/A
                         ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Swift C. Barnes
              -----------------------------------------
Title:        Chief Operating Officer
              -----------------------------------------
Phone:        (310) 228-4185
              -----------------------------------------

Signature, Place, and Date of Signing:

     /s/ Swift C. Barnes         Beverly Hills, CA        February 14, 2008
   ------------------------   -----------------------   ----------------------
          [Signature]              [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              -----------------------------

Form 13F Information Table Entry Total:                    31
                                              -----------------------------

Form 13F Information Table Value Total:                 227,526
                                              -----------------------------
                                                      (thousands)



List of Other Included Managers: None

         COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
---------------------------- --------- --------- --------- ---------- -------- ------- ------------ ----------- -------------------
      NAME OF ISSUER           TITLE               VALUE     SHRS OR     SH/     PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
                              OF CLASS   CUSIP    (X$1000)   PRN AMT     PRN     CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
---------------------------- --------- --------- --------- ---------- -------- ------- ------------ ----------- ----  ------  ----
AMERICAN TOWER CORPORATION
 CMN CLASS A                    COM    029912201    5,926    139,100    SH               SOLE                   SOLE
BEIJING MED-PHARM
 CORPORATION CMN                COM    077255107    9,410    856,999    SH               SOLE                   SOLE
CHIPOLTE MEXICAN GRILL
 INC  PUT 120 EXP 06/21/2008    PUT    169656105    5,883     40,000    SH       PUT     SOLE                   SOLE
CROCS, INC. CMN                 COM    227046109    4,896    133,000    SH               SOLE                   SOLE
CROCS, INC  PUT 60 EXP
 01/17/2009                     PUT    227046109    3,681    100,000    SH       PUT     SOLE                   SOLE
CROCS, INC  CALL  45 EXP
 03/22/2008                     CALL   227046109    3,681    100,000    SH       CALL    SOLE                   SOLE
CROCS, INC  CALL 42.5 EXP
 01/19/2008                     CALL   227046109   11,043    300,000    SH       CALL    SOLE                   SOLE
ELIXIR GAMING TECHNOLOGIES
 INC CMN                        COM    28661G105   42,154   9,803,320   SH               SOLE                   SOLE
FUEL TECH , INC  PUT 20
 EXP 01/17/2009                 PUT    359523107    6,149    271,500    SH       PUT     SOLE                   SOLE
HOME SOLUTIONS OF AMERICA
 PUT 2.5 EXP 04/19/2008         PUT    437355100   11,200     11,200    SH       PUT     SOLE                   SOLE
HOME SOLUTIONS OF AMERICA
 PUT 5 EXP 01/19/2008           PUT    437355100      266    266,000    SH       PUT     SOLE                   SOLE
HOME SOLUTIONS OF AMERICA
 PUT 2.5 EXP 01/17/2009         PUT    437355100      291    291,000    SH       PUT     SOLE                   SOLE
IMERGENT, INC. CMN              COM    45247Q100      762     72,000    SH               SOLE                   SOLE
IMERGENT, INC.  PUT 15 EXP
 01/19/2008                     PUT    45247Q100      265     25,000    SH       PUT     SOLE                   SOLE
IMERGENT, INC.  PUT 20 EXP
 01/17/2009                     PUT    45247Q100      498     47,000    SH       PUT     SOLE                   SOLE
LULULEMON ATHLETICA INC
 PUT 40 EXP 06/21/2008          PUT    550021109    1,705     36,000    SH       PUT     SOLE                   SOLE
LULULEMON ATHLETICA INC
 PUT 45 EXP 01/17/2009          PUT    550021109    4,026     85,000    SH       PUT     SOLE                   SOLE
LULULEMON ATHLETICA INC
 PUT 40 EXP 03/22/2008          PUT    550021109    5,684    120,000    SH       PUT     SOLE                   SOLE
MEDIS TECHNOLOGIES LTD
 PUT 10 EXP 01/19/2008          PUT    58500P107      509     33,000    SH       PUT     SOLE                   SOLE
MEDIS TECHNOLOGIES LTD
 PUT 12.5 EXP 01/19/2008        PUT    58500P107    1,281     83,000    SH       PUT     SOLE                   SOLE
MERRILL LYNCH & CO  PUT 50
 EXP 01/19/2008                 PUT    590188108    1,342     25,000    SH       PUT     SOLE                   SOLE
MARVELL TECHNOLOGY GROUP
 LTD CMN                        COM    G5876H105    4,753    340,000    SH               SOLE                   SOLE
MONOLITHIC POWER SYSTEMS,
 INC. CMN                       COM    609839105   18,998    884,877    SH               SOLE                   SOLE
ODYSSEY MARINE EXPLORATION
 INC CMN                        COM    676118102   24,390   3,940,297   SH               SOLE                   SOLE
RF MICRO DEVICES INC CMN        COM    749941100   14,618   2,560,000   SH               SOLE                   SOLE
ROFIN-SINAR TECHNOLOGIES
 INC CMN                        COM    775043102    1,251     26,000    SH               SOLE                   SOLE
SYNTAX-BRILLIAN CORP  PUT
 7.5 EXP 01/19/2008             PUT    87163L103      993    322,500    SH       PUT     SOLE                   SOLE
TECHWELL, INC. CMN              COM    87874D101    7,175    651,680    SH               SOLE                   SOLE
VERIFONE HOLDINGS, INC. CMN     COM    92342Y109   21,246    913,800    SH               SOLE                   SOLE
WILLBROS GROUP INC CMN          COM    969199108   13,256    346,200    SH               SOLE                   SOLE
WORLDSPACE, INC  PUT  5
 EXP 01/19/2008                 PUT    981579105      193    115,100    SH       PUT     SOLE                   SOLE

                                                  227,526
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